CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)				6 Months Ended	12 Months Ended
	Jun. 29, 2023	Jun. 29, 2022	Sep. 02, 2021	Jun. 30, 2023	Dec. 31, 2022
Income Statement [Abstract]
Reverse stock split ratio	0.25	0.25	4.55821	0.25	0.25
Reverse stock split	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.			Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.